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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                 --------
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallace R. Weitz
            ------------------------------------------
Address:    Wallace R. Weitz & Co.
            ------------------------------------------
            One Pacific Place, #600
            ------------------------------------------
            1125 South 103 Street
            ------------------------------------------
            Omaha, Nebraska 68124-6008
            ------------------------------------------

 Form 13F File Number: 28-3062
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wallace R. Weitz
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    402-391-1980
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Wallace R. Weitz             Omaha, Nebraska              February 21, 2001
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              -----------------------

Form 13F Information Table Entry Total:        87
                                              -----------------------

Form 13F Information Table Value Total:      $ 4,718,951
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY                            31-Dec-00
13F FILE NO. 28-3062
                                                     FORM 13F INFORMATION TABLE

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              COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
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                                                                 VALUE      SHRS OR  SH/ PUT/    INVESTMENT     OTHER       VOTING
           NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT  PRN CALL    DISCRETION   MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS       COM              G56462107     10,013   3,141,400 SH           Sole          N/A        Sole
AT&T CORP                          COM              001957109    179,293  10,356,300 SH           Sole          N/A        Sole
AT&T CORP                          COM LIB GRP A    001957208    194,143  14,314,680 SH           Sole          N/A        Sole
ADELPHIA COMMUNICATIONS CORP       CL A             006848105    399,630   7,741,011 SH           Sole          N/A        Sole
ALLIED CAP CORP NEW                COM              01903Q108     10,465     501,300 SH           Sole          N/A        Sole
AMERICAN CLASSIC VOYAGES CO        COM              024928103     45,653   3,260,900 SH           Sole          N/A        Sole
AMERICAN EXPRESS CO                COM              025816109     23,184     422,000 SH           Sole          N/A        Sole
AMERICREDIT CORP                   COM              03060R101     30,607   1,123,200 SH           Sole          N/A        Sole
APPLEBEES INTL INC                 COM              037899101     13,207     420,100 SH           Sole          N/A        Sole
ASTORIA FINL CORP                  COM              046265104     42,907     790,000 SH           Sole          N/A        Sole
BERKSHIRE HATHAWAY INC DEL         CL A             084670108    126,451       1,781 SH           Sole          N/A        Sole
BERKSHIRE HATHAWAY INC DEL         CL B             084670207    248,912     105,740 SH           Sole          N/A        Sole
CALIFORNIA FED BK FSB LOS ANGL     CONT LITIG REC   130209604         39      20,000 SH           Sole          N/A        Sole
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT   139733109     27,231   1,971,500 SH           Sole          N/A        Sole
CAPITAL ONE FINL CORP              COM              14040H105     32,900     499,900 SH           Sole          N/A        Sole
CATELLUS DEV CORP                  COM              149111106     91,684   5,239,100 SH           Sole          N/A        Sole
CENTENNIAL COMMUNCTNS CORP NEW     CL A NEW         15133V208     44,749   2,386,627 SH           Sole          N/A        Sole
CITIZENS COMMUNICATIONS CO         COM              17453B101    185,710  14,149,300 SH           Sole          N/A        Sole
COMMERCIAL FEDERAL CORPORATION     COM              201647104     36,263   1,865,620 SH           Sole          N/A        Sole
CONSOLIDATED STORES CORP           COM              210149100     77,185   7,264,500 SH           Sole          N/A        Sole
CORECOMM LTD NEW                   COM              21869Q108      6,205   1,252,775 SH           Sole          N/A        Sole
COUNTRYWIDE CR INDS INC DEL        COM              222372104    226,231   4,502,100 SH           Sole          N/A        Sole
DAILY JOURNAL CORP                 COM              233912104      3,444     114,800 SH           Sole          N/A        Sole
DISNEY WALT CO                     COM DISNEY       254687106      3,978     137,465 SH           Sole          N/A        Sole
DUN & BRADSTREET CORP DEL NEW      COM              26483E100      2,911     112,500 SH           Sole          N/A        Sole
DYNEX CAP INC                      COM NEW          26817Q506        898     898,113 SH           Sole          N/A        Sole
EMPIRE DIST ELEC CO                COM              291641108      1,316      50,000 SH           Sole          N/A        Sole
EQUITY OFFICE PROPERTIES TRUST     COM              294741103      4,894     150,000 SH           Sole          N/A        Sole
EQUITY RESIDENTIAL PPTYS TR        SH BEN INT       29476L107      6,638     120,000 SH           Sole          N/A        Sole
EXTENDED STAY AMER INC             COM              30224P101     46,264   3,600,300 SH           Sole          N/A        Sole
FEDERAL HOME LN MTG CORP           COM              313400301     18,403     267,200 SH           Sole          N/A        Sole
FEDERAL NATL MTG ASSN              COM              313586109     14,574     168,000 SH           Sole          N/A        Sole
FIRST FINL FD INC                  COM              320228109      2,388     244,900 SH           Sole          N/A        Sole
FIRSTAR CORP NEW WIS               COM              33763V109     21,724     934,350 SH           Sole          N/A        Sole
FOREST CITY ENTERPRISES INC        CL A             345550107     32,720     834,700 SH           Sole          N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR       COM              36239Q109        632      61,318 SH           Sole          N/A        Sole
GANNETT INC                        COM              364730101     11,036     175,000 SH           Sole          N/A        Sole
GILLETTE CO                        COM              375766102     10,115     280,000 SH           Sole          N/A        Sole
GOLDEN ST BANCORP INC              COM              381197102    215,642   6,859,400 SH           Sole          N/A        Sole
GREENPOINT FINL CORP               COM              395384100    195,825   4,783,500 SH           Sole          N/A        Sole
HANOVER CAP MTG HLDGS INC          COM              410761100      4,366     841,700 SH           Sole          N/A        Sole
HARRAHS ENTMT INC                  COM              413619107     44,073   1,671,000 SH           Sole          N/A        Sole
HILTON HOTELS CORP                 COM              432848109    144,593  13,770,800 SH           Sole          N/A        Sole
HOST MARRIOTT CORP NEW             COM              44107P104    268,574  20,759,363 SH           Sole          N/A        Sole
IMPAC MTG HLDGS INC                COM              45254P102      1,372     465,000 SH           Sole          N/A        Sole
IMPERIAL CR INDS INC               COM              452729106      3,474   7,410,400 SH           Sole          N/A        Sole
INSIGHT COMMUNICATIONS INC         CL A             45768V108     76,362   3,249,435 SH           Sole          N/A        Sole
INSURANCE AUTO AUCTIONS INC        COM              457875102     23,396   1,949,700 SH           Sole          N/A        Sole
INTELLIGENT SYS CORP NEW           COM              45816D100      1,781     548,000 SH           Sole          N/A        Sole
LABONE INC NEW                     COM              50540L105      4,459     775,550 SH           Sole          N/A        Sole
LABOR READY INC                    COM NEW          505401208     17,446   5,266,700 SH           Sole          N/A        Sole
LEVEL 3 COMMUNICATIONS INC         COM              52729N100      5,824     177,500 SH           Sole          N/A        Sole
LINCARE HLDGS INC                  COM              532791100     20,103     352,300 SH           Sole          N/A        Sole
LOCAL FINL CORP                    COM              539553107      7,446     567,300 SH           Sole          N/A        Sole
LYNCH CORP                         COM              551137102      2,338      55,000 SH           Sole          N/A        Sole
LYNCH INTERACTIVE CORP             COM              551146103      4,481     103,000 SH           Sole          N/A        Sole
MAIL-WELL INC                      COM              560321200     53,126  12,319,100 SH           Sole          N/A        Sole
MANPOWER INC                       COM              56418H100      2,470      65,000 SH           Sole          N/A        Sole
MOODYS CORP                        COM              615369105      5,780     225,000 SH           Sole          N/A        Sole
NORTH FORK BANCORPORATION NY       COM              659424105    186,616   7,597,600 SH           Sole          N/A        Sole
NORTHERN TR CORP                   COM              665859104      9,461     116,000 SH           Sole          N/A        Sole
NOVASTAR FINL INC                  COM              669947400      5,619   1,498,533 SH           Sole          N/A        Sole
ORBITAL SCIENCES CORP              COM              685564106     18,796   4,556,500 SH           Sole          N/A        Sole
PMI GROUP INC                      COM              69344M101      9,926     146,650 SH           Sole          N/A        Sole
PAPA JOHNS INTL INC                COM              698813102     23,514   1,056,800 SH           Sole          N/A        Sole
PARK PL ENTMT CORP                 COM              700690100    110,234   9,234,300 SH           Sole          N/A        Sole
PORT FINL CORP                     COM              734119100      9,640     545,000 SH           Sole          N/A        Sole
PROGRESSIVE CORP OHIO              COM              743315103     11,451     110,500 SH           Sole          N/A        Sole
PROTECTION ONE INC                 COM              743663304      3,350   3,828,500 SH           Sole          N/A        Sole
QUANEX CORP                        COM              747620102     22,421   1,114,100 SH           Sole          N/A        Sole
REDWOOD TR INC                     COM              758075402     48,823   2,750,614 SH           Sole          N/A        Sole
REDWOOD TR INC                     PFD CV B%9.74    758075600      1,232      46,600 SH           Sole          N/A        Sole
RESOURCE BANCSHARES MTG GROUP      COM              761197102     19,363   2,741,729 SH           Sole          N/A        Sole
SIX FLAGS INC                      COM              83001P109    122,763   7,142,600 SH           Sole          N/A        Sole
SYNTROLEUM CORP                    COM              871630109      1,802     106,000 SH           Sole          N/A        Sole
TELEPHONE & DATA SYS INC           COM              879433100    226,809   2,520,100 SH           Sole          N/A        Sole
US BANCORP DEL                     COM              902973106     67,890   2,325,979 SH           Sole          N/A        Sole
UNION PAC CORP                     COM              907818108      7,866     155,000 SH           Sole          N/A        Sole
UNITED PANAM FINANCIAL CP          COM              911301109      1,349   1,439,000 SH           Sole          N/A        Sole
UNITED STATES CELLULAR CORP        COM              911684108      5,977      99,200 SH           Sole          N/A        Sole
VALASSIS COMMUNICATIONS INC        COM              918866104    129,373   4,098,950 SH           Sole          N/A        Sole
WAL MART STORES INC                COM              931142103     12,952     243,800 SH           Sole          N/A        Sole
WASHINGTON MUT INC                 COM              939322103    167,462   3,155,934 SH           Sole          N/A        Sole
WASHINGTON POST CO                 CL B             939640108        617       1,000 SH           Sole          N/A        Sole
WELLS FARGO & CO NEW               COM              949746101     19,063     342,320 SH           Sole          N/A        Sole
WESTERN RES INC                    COM              959425109    128,387   5,174,300 SH           Sole          N/A        Sole
WORLDCOM INC GA NEW                COM              98157D106      8,667     619,050 SH           Sole          N/A        Sole
                                                              -----------------------
                                87                             4,718,951 234,459,887

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